Net interest income (Tables)	12 Months Ended
Dec. 31, 2022
Interest income [Abstract]
Table of Interest Income
24.1. Interest income
Interest revenue calculated using the effective interest method.

	2022	2021	2020
Interest from government securities	256,501,695	104,122,019	98,980,559
Stabilization Coefficient (CER) clause adjustment (1)	82,083,427	35,685,175	7,488,289
Interest from credit card loans	62,619,226	49,780,744	55,004,119
Interest from other loans	44,405,294	33,077,508	33,135,157
Interest from commercial papers	39,596,631	28,643,882	29,939,809
Interest from consumer loans	32,075,984	28,325,500	28,116,371
Premium for reverse repurchase agreements	31,858,523	73,245,986	14,573,094
UVA clause adjustment (2)	31,382,577	27,161,517	27,146,174
Interest from overdrafts	28,767,653	16,494,956	31,797,188
Interest from car loans	10,611,023	10,849,682	8,806,019
Interest from mortgage loans	3,042,462	3,353,342	2,739,783
Interest on loans to the financial institutions	2,495,452	1,840,831	3,550,113
Interest from financial leases	1,971,750	1,864,308	1,591,658
Interest from loans for the prefinancing and financing of exports	725,826	1,906,230	4,202,873
Interest from private securities	662,812	305,251	67,964
Other interest income	549,280	1,685,111	1,346,185

TOTAL	629,349,615	418,342,042	348,485,355

(1)	Adjustment clause based on the variation of the consumer price index.
(2)	UVA: It is a unit of measure that is updated daily acco rd ing to the Reference Stabilization Coefficient (CER), based on the consumer price index.

Table of Interest Expenses
24.2. Interest expenses

	2022	2021	2020
Interest from time deposits	214,124,699	133,194,794	97,721,931
Interest from current and savings accounts deposits	41,268,363	27,903,262	7,939,125
UVA clause adjustment (1)	25,111,539	9,201,782	2,972,980
Interest from bank loans	8,698,548	5,197,404	4,101,585
Interest from other liabilities	673,415	1,644,297	7,828,166
Interest on the lease liability	621,630	903,203	1,098,215
Premium for reverse repurchase agreements	26,871	5,515	—
Other interest expense	6,223	8,320	275,315

TOTAL	290,531,288	178,058,577	121,937,317

(1)	UVA: It is a unit of measure that is updated daily according to the Reference Stabilization Coefficient (CER), based on the consumer price index.